RELATED PARTY TRANSACTIONS (Details 1) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Management Fees Paid	$ 775,000	$ 250,000
Series Forty Seven [Member]
Management Fees Paid	75,000	25,000
Series Forty Eight [Member]
Management Fees Paid	150,000	75,000
Series Forty Nine [Member]
Management Fees Paid	$ 550,000	$ 150,000